Pension and other employee obligations	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Pension and other employee obligations
15. Pension and other employee obligations
Pension and other employee obligations consist of the following:

	As at
	March 31, 2024	March 31, 2023
Current:
Salaries and bonus	$93,764	$95,893
Pension	944	1,473
Withholding taxes on salary and statutory payables	10,644	10,515

Total	$105,352	$107,881

Non-current:
Pension and other obligations	$24,642	$19,504

Total	$24,642	$19,504

Employee benefit costs consist of the following:

	Year ended March 31,
	2024	2023	2022
Salaries and bonus	$756,305	$690,643	$608,064
Employee benefit plans:
Defined contribution plan	19,195	16,916	15,296
Defined benefit plan	4,149	3,518	4,339
Share-based compensation expense (Refer Note 24)	51,683	49,733	44,165

Total	$831,332	$760,810	$671,864

Employee benefit costs is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2024	2023	2022
Cost of revenue	$627,942	$578,262	$503,748
Selling and marketing expenses	62,099	51,665	46,614
General and administrative expenses	141,291	130,883	121,502

Total	$831,332	$760,810	$671,864

Defined contribution plan
The Company’s contributions to defined contribution plans are as follows:

	Year ended March 31,
	2024	2023	2022
India	$12,858	$12,037	$10,758
United States	2,749	2,261	2,110
United Kingdom	1,835	1,170	825
South Africa	975	806	801
Sri Lanka	506	405	567
Philippines	272	237	235

Total	$19,195	$16,916	$15,296

Defined benefit plan
The net periodic cost recognized by the Company in respect of gratuity payments under the Company’s gratuity plans covering eligible employees of the Company in India, the Philippines, Sri Lanka and Dubai is as follows:

	Year ended March 31,
	2024	2023	2022
Service cost	$3,004	$2,584	$3,368
Interest on the net defined benefit liability	1,145	934	971

Net gratuity cost	$4,149	$3,518	$4,339

	As at
	March 2024	March 2023
Change in projected benefit obligations
Obligation at beginning of the year	$19,449	$18,460
Service cost	3,004	2,584
Interest cost	1,345	1,066
Benefits paid	(2,396)	(3,116)
Business combinations	—	1,393
Actuarial (gain)/loss
From changes in demographic assumptions	467	(177)
From changes in financial assumptions	433	(650)
From actual experience compared to assumptions	1,275	1,376
Foreign currency translation	(272)	(1,487)

Benefit obligation at end of the year	$23,305	$19,449

Change in plan assets
Plan assets at beginning of the year	$2,727	$2,745
Expected return on plan assets	200	132
Actual contributions	1,957	2,640
Benefits paid	(2,115)	(2,954)
Business combinations	—	388
Actuarial (loss)/gain	(19)	2
Foreign currency translation	(39)	(226)

Plan assets at end of the year	$2,711	$2,727

Accrued pension liability
Current	$944	$1,473
Non-current	19,649	15,249

Net amount recognized	$20,593	$16,722

Present value of funded defined benefit obligation	$20,971	$17,888
Fair value of plan assets	(2,711)	(2,727)

	18,260	15,161

Present value of unfunded defined benefit obligation	$2,333	$1,561

Weighted average duration of defined benefit obligation (both funded and unfunded)	6 years	5.4 years
Net amount recognized relating to the Company’s India plan, the Philippines plan, Sri Lanka plan and Dubai plan was $19,705, $92, $688 and $108 as at March 31, 2024 and was $16,367, $67, $288 and $Nil as at March 31, 2023, respectively.

The assumptions used in accounting for the gratuity plans are as follows:

	Year ended March 31,
	2024	2023	2022
Discount rate:
India	7.3%	7.4%	6.2% to 6.6%
Philippines	6.0%	5.9%	1.7%
Sri Lanka	12.5%	32.4%	16.4%
Dubai	5.3%	—	—
Rate of increase in compensation level	5.0% to 14%	7.0% to 14.0%	8.0% to 10.0%
Expected rate of return on plan assets	7.3%	7.4%	6.5% to 6.6%
The Company evaluates these assumptions annually based on its long-term plans of growth and industry standards. The discount rates are based on current market yields on government securities adjusted for a suitable risk premium to reflect the additional risk for high quality corporate bonds.
As at March 31, 2024, for each of the Company’s defined benefit plans, the sensitivity of the defined benefit obligation to a change in each significant actuarial assumption is as follows:

	India	Philippines	Sri Lanka	Dubai
Discount rate:
Increase in discount rate by 1%	(5.4)%	(2.6)%	(4.4)%	(4.2)%
Decrease in discount rate by 1%	6.0%	2.7%	4.9%	4.9%
Rate of increase in compensation level:
Increase in salary escalation rate by 1%	4.0%	2.2%	4.3%	4.8%
Decrease in salary escalation rate by 1%	(3.9)%	(2.1)%	(4.0)%	(4.2)%
Each sensitivity amount is calculated assuming that all other assumptions are held constant. The Company is not able to predict the extent of likely future changes in these assumptions, but based on past experience, the discount rate for each plan could change by up to 1% within a
12-month
period.
Plan assets are generally exposed to risk including market, interest and operating risk. Since the Company’s plan assets are managed by third party fund administrators, the contributions made by the Company are pooled with the corpus of the funds managed by such fund administrators and invested in accordance with regulatory guidelines. The Company’s funding policy is to contribute to the plan amounts necessary on an actuarial basis to, at a minimum, satisfy the minimum funding requirements. Additional discretionary contributions above the minimum funding requirement can be made and are generally based on adjustment for any over or under funding.
As at March 31, 2024, $1,351 and $1,360 ($1,442 and $1,285 as at March 31, 2023) of the plan assets are invested with LIC and ALICPL, respectively. Of the funds invested with LIC, approximately 40% and 60% of the funds are invested in unquoted government securities and money market instruments, respectively. Of the funds invested with ALICPL, approximately 79% and 21% are invested in unquoted government securities and money market instruments, respectively.
The expected benefits are based on the same assumptions used to measure the Company’s defined benefit obligations as at March 31, 2024. The Company expects to contribute $3,290 to defined benefit plan for the year ending March 31, 2025. The maturity analysis of the Company’s defined benefit payments is as follows:

Amount
2025	$3,290
2026	3,399
2027	3,597
2028	4,208
2029	4,610
Thereafter	23,280

$42,384